Statements of Combined Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$ 18,499	[1]	$ (34,001)	[1]	$ (30,991)	[1]
Adjustments to reconcile net income (loss) to net cash from (used in) operating activities:
Depreciation and amortization expenses	11,277	[1]	11,233	[1]	12,051	[1]
Amortization of debt issuance costs	420	[1]	0	[1]	0	[1]
Unit-based compensation expense	479	[1]	0	[1]	0	[1]
Loss on asset disposals	26	[1]	830	[1]	1,123	[1]
Changes in current assets:
Receivables - trade	(2,136)	[1]	(775)	[1]	1,288	[1]
Receivables - affiliate	(6,453)	[1]	0	[1]	0	[1]
Prepayments and other current assets	(914)	[1]	0	[1]	0	[1]
Changes in current liabilities:
Accounts payable - trade	1,461	[1]	251	[1]	(65)	[1]
Accounts payable - affiliate	2,848	[1]	(627)	[1]	(312)	[1]
Accrued liabilities and deferred revenue	3,339	[1]	(1,368)	[1]	897	[1]
Changes in other noncurrent assets and liabilities	(2,341)	[1]	2,418	[1]	(3,659)	[1]
Net cash from (used in) operating activities	26,505	[1]	(22,039)	[1]	(19,668)	[1]
CASH FLOWS USED IN INVESTING ACTIVITIES:
Capital expenditures	(15,021)	[1]	(4,789)	[1]	(13,954)	[1]
Net cash used in investing activities	(15,021)	[1]	(4,789)	[1]	(13,954)	[1]
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from issuance of common units, net of underwriters' discount	294,328	[1]	0	[1]	0	[1]
Distributions to General Partner	(50,371)	[1]	0	[1]	0	[1]
Distributions to Common Unitholders - Public	(8,893)	[1]	0	[1]	0	[1]
Distributions to Common unitholders - Tesoro	(70,107)	[1]	0	[1]	0	[1]
Distributions to Subordinated unitholders	(222,426)	[1]	0	[1]	0	[1]
Borrowings under revolving credit agreement	50,000	[1]	0	[1]	0	[1]
Offering costs	(6,196)	[1]	0	[1]	0	[1]
Deferred debt issuance costs	(1,852)	[1]	0	[1]	0	[1]
Sponsor contributions of equity to the Predecessors	19,690	[1]	26,828	[1]	33,622	[1]
Reimbursement of capital expenditures by Sponsor	2,669	[1]	0	[1]	0	[1]
Net cash from financing activities	6,842	[1]	26,828	[1]	33,622	[1]
INCREASE IN CASH AND CASH EQUIVALENTS	18,326	[1]	0	[1]	0	[1]
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	0	[1]	0	[1]	0	[1]
CASH AND CASH EQUIVALENTS, END OF YEAR	18,326	[1]	0	[1]	0	[1]
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Interest paid, net of capitalized interest	1,165	[1]	0	[1]	0	[1]
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Capital expenditures included in accounts payable at period end	4,283	[1]	618	[1]	873	[1]
Receivable from affiliate for capital expenditures	3,069	[1]	0	[1]	0	[1]
Transfer of property, plant and equipment from Sponsor, net of accumulated depreciation	4,399	[1]	0	[1]	0	[1]
Working capital requirements retained by Sponsor	$ 4,389	[1]	$ 0	[1]	$ 0	[1]

[1]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and C for further discussion.